SCHEDULE OF GUARANTY INFORMATION (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term loans	¥ 697,179	¥ 1,447,746
Long-term loans	16,287,956	9,475,240
COO [Member]
Short-term loans	71,000	610,000
Long-term loans	7,307,943	5,590,210
Parent Company or Subsidiary [Member]
Short-term loans	150,000
Long-term loans	2,108,807	1,508,014
COO and Parent Company or Subsidiary [Member]
Short-term loans	85,580
Long-term loans	321,421	464,940
COO and CEO [Member]
Long-term loans	593,849
Tokyo Credit Cooperative Union [Member]
Long-term loans	86,110	196,296
COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	6,994	8,998
CEO COO and Tokyo Credit Cooperative Union [Member]
Long-term loans	9,499
Li Tianqi Chief Artificial Intelligence Officer [Member]
Long-term loans	22,445	34,554
Uemoto Takamasa Former Chief Executive Officer [Member]
Long-term loans	¥ 188,458